Offsetting of financial liabilities (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	SFr 170,000		SFr 232,800
Offsetting	(158,700)		(218,800)
of which counterparty netting	(133,900)		(184,700)
of which cash collateral netting	(24,800)		(34,100)
Total net derivatives subject to enforceable master netting agreements	11,300		14,000
Total derivatives not subject to enforceable master netting agreements	5,300		6,400
Total net derivatives presented in the consolidated balance sheets	16,600		20,400
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, gross	47,700		51,300
Securities sold under repurchase agreements, offsetting	(28,700)		(29,000)
Securities sold under repurchase agreements, net	19,000		22,300
Securities lending transactions, gross	8,000		8,300
Securities lending transactions, offsetting	(2,600)		(2,400)
Securities lending transactions, net	5,400		5,900
Obligation to return securities received as collateral, at fair value, gross	30,200		31,900
Obligation to return securities received as collateral, at fair value, offsetting	0		0
Obligation to return securities received as collateral, at fair value, net	30,200		31,900
Total subject to enforceable master netting agreements, gross	85,900		91,500
Total subject to enforceable master netting agreements, offsetting	(31,300)		(31,400)
Total subject to enforceable master netting agreements, net	54,600		60,100
Total not subject to enforceable master netting agreements	9,500		5,500
Total, gross	95,400		97,000
Total, net	64,100		65,600
of which reported at fair value	16,038	SFr 21,150	19,634
Amounts not offset in the consolidated balance sheets
Derivatives, net	11,300		14,000
Derivatives, financial instruments	2,500		3,300
Derivatives, cash collateral received/pledged	0		0
Derivatives, net exposure	8,800		10,700
Securities sold under repurchase agreements, net	19,000		22,300
Securities sold under repurchase agreements, financial instruments	19,000		22,300
Securities sold under repurchase agreements, cash collateral received/pledged	0		0
Securities sold under repurchase agreements, net exposure	0		0
Securities lending transactions, net	5,400		5,900
Securities lending transactions, financial instruments	5,100		5,700
Securities lending transactions, cash collateral received/pledged	0		0
Securities lending transactions, net exposure	300		200
Obligation to return securities received as collateral, at fair value, net	30,200		31,900
Obligation to return securities received as collateral, financial instruments	28,100		30,400
Obligation to return securities received as collateral, cash collateral received/pledged	0		0
Obligation to return securities received as collateral, at fair value, net exposure	2,100		1,500
Total financial liabilities subject to enforceable master netting agreements, net	65,900		74,100
Total financial liabilities subject to enforceable master netting agreements, financial instruments	54,700		61,700
Total financial liabilities subject to enforceable master netting agreements, cash collateral received/pledged	0		0
Total financial liabilities subject to enforceable master netting agreements, net exposure	11,200		12,400
Trading Liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	16,600		20,400
Other liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	0		0
Securities sold under repurchase agreements and securities
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	(31,300)		(31,400)
Total, gross	62,000		64,400
Total, net	30,700		33,000
Obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	0		0
Total, gross	33,400		32,600
Total, net	33,400		32,600
OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	5,000		9,800
Offsetting	(4,900)		(7,800)
Total net derivatives subject to enforceable master netting agreements	100		2,000
Amounts not offset in the consolidated balance sheets
Derivatives, net	100		2,000
OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	154,000		209,700
Offsetting	(143,600)		(199,100)
Total net derivatives subject to enforceable master netting agreements	10,400		10,600
Amounts not offset in the consolidated balance sheets
Derivatives, net	10,400		10,600
Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	11,000		13,300
Offsetting	(10,200)		(11,900)
Total net derivatives subject to enforceable master netting agreements	800		1,400
Amounts not offset in the consolidated balance sheets
Derivatives, net	800		1,400
Interest rate derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	90,800		129,300
Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	2,000		7,500
Interest rate derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	88,500		121,700
Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	300		100
Foreign exchange derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	46,700		69,300
Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	0		0
Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	46,700		69,200
Foreign exchange derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	0		100
Equity/index-related derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	23,400		24,500
Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	12,700		11,500
Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	10,700		13,000
Credit derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	8,400		8,500
Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	3,000		2,300
Credit derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	5,400		6,200
Other products
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	700		1,200
Other products | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	0		0
Other products | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	700		1,100
Other products | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	0		100
Bank
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	170,100		233,000
Offsetting	(158,800)		(219,000)
of which counterparty netting	(133,900)		(184,700)
of which cash collateral netting	(24,900)		(34,300)
Total net derivatives subject to enforceable master netting agreements	11,300		14,000
Total derivatives not subject to enforceable master netting agreements	5,300		6,400
Total net derivatives presented in the consolidated balance sheets	16,600		20,400
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, gross	47,700		51,600
Securities sold under repurchase agreements, offsetting	(28,700)		(29,000)
Securities sold under repurchase agreements, net	19,000		22,600
Securities lending transactions, gross	8,000		8,300
Securities lending transactions, offsetting	(2,600)		(2,400)
Securities lending transactions, net	5,400		5,900
Obligation to return securities received as collateral, at fair value, gross	30,200		31,900
Obligation to return securities received as collateral, at fair value, offsetting	0		0
Obligation to return securities received as collateral, at fair value, net	30,200		31,900
Total subject to enforceable master netting agreements, gross	85,900		91,800
Total subject to enforceable master netting agreements, offsetting	(31,300)		(31,400)
Total subject to enforceable master netting agreements, net	54,600		60,400
Total not subject to enforceable master netting agreements	9,500		5,400
Total, gross	95,400		97,200
Total, net	64,100		65,800
of which reported at fair value	16,038		19,634
Amounts not offset in the consolidated balance sheets
Derivatives, net	11,300		14,000
Derivatives, financial instruments	2,500		3,300
Derivatives, cash collateral received/pledged	0		0
Derivatives, net exposure	8,800		10,700
Securities sold under repurchase agreements, net	19,000		22,600
Securities sold under repurchase agreements, financial instruments	19,000		22,600
Securities sold under repurchase agreements, cash collateral received/pledged	0		0
Securities sold under repurchase agreements, net exposure	0		0
Securities lending transactions, net	5,400		5,900
Securities lending transactions, financial instruments	5,100		5,700
Securities lending transactions, cash collateral received/pledged	0		0
Securities lending transactions, net exposure	300		200
Obligation to return securities received as collateral, at fair value, net	30,200		31,900
Obligation to return securities received as collateral, financial instruments	28,000		30,400
Obligation to return securities received as collateral, cash collateral received/pledged	0		0
Obligation to return securities received as collateral, at fair value, net exposure	2,200		1,500
Total financial liabilities subject to enforceable master netting agreements, net	65,900		74,400
Total financial liabilities subject to enforceable master netting agreements, financial instruments	54,600		62,000
Total financial liabilities subject to enforceable master netting agreements, cash collateral received/pledged	0		0
Total financial liabilities subject to enforceable master netting agreements, net exposure	11,300		12,400
Bank | Trading Liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	16,600		20,400
Bank | Other liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	0		0
Bank | Securities sold under repurchase agreements and securities
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	(31,300)		(31,400)
Total, gross	62,000		64,700
Total, net	30,700		33,300
Bank | Obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	0		0
Total, gross	33,400		32,500
Total, net	33,400		32,500
Bank | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	5,000		9,800
Offsetting	(4,900)		(7,800)
Total net derivatives subject to enforceable master netting agreements	100		2,000
Amounts not offset in the consolidated balance sheets
Derivatives, net	100		2,000
Bank | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	154,100		209,900
Offsetting	(143,700)		(199,300)
Total net derivatives subject to enforceable master netting agreements	10,400		10,600
Amounts not offset in the consolidated balance sheets
Derivatives, net	10,400		10,600
Bank | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	11,000		13,300
Offsetting	(10,200)		(11,900)
Total net derivatives subject to enforceable master netting agreements	800		1,400
Amounts not offset in the consolidated balance sheets
Derivatives, net	800		1,400
Bank | Interest rate derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	90,900		129,300
Bank | Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	2,000		7,500
Bank | Interest rate derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	88,600		121,700
Bank | Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	300		100
Bank | Foreign exchange derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	46,700		69,300
Bank | Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	46,700		69,200
Bank | Foreign exchange derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	0		100
Bank | Equity/index-related derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	23,400		24,700
Bank | Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	12,700		11,700
Bank | Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	10,700		13,000
Bank | Credit derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	8,400		8,500
Bank | Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	3,000		2,300
Bank | Credit derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	5,400		6,200
Bank | Other products
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	700		1,200
Bank | Other products | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	700		1,100
Bank | Other products | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	SFr 0		SFr 100